Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
Note F – Goodwill and Intangible Assets
Goodwill:  The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2021	2020
Goodwill	$7,319	$7,319

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2021, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that fair value of the reporting unit exceeded its carrying value, including goodwill.  The qualitative assessment indicated that it is more likely than not that fair value of goodwill is more than the carrying value, resulting in no impairment for the year ended December 31, 2021.  Therefore, the Company did not proceed to step one of the annual goodwill impairment testing requirement.
During 2020, the general economic conditions the Company operates in had trended from generally stable to somewhat challenged in relation to the pandemic. At December 31, 2020, the Company’s reporting unit remained profitable and had positive equity. However, earnings for 2020 were negatively impacted by adding general reserves to the allowance in relation to the pandemic and to a lower net interest margin in relation to the first quarter rate cuts. As a result, the Company’s stock price experienced a decrease in value during 2020, and was trading below book value at December 31, 2020. Given the economic outlook, the challenge of growing earnings going forward in this environment, and the Company’s stock price trading below book value, management could not conclude that evidence provided by a qualitative assessment would support that it would be more likely than not the fair value of goodwill is more than the carrying amount. Therefore, the Company proceeded to complete the quantitative impairment test.

The quantitative impairment test includes comparing the carrying value of the reporting unit, including the existing goodwill and intangible assets, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, a goodwill impairment charge is recorded for the amount in which the carrying value of the reporting unit exceeds the fair value of the reporting unit, up to the amount of goodwill attributed to the reporting unit. After performing the quantitative testing, it was determined that the reporting unit’s fair value exceeded the reporting unit’s carrying value, resulting in no impairment for the year ended December 31, 2020.

Acquired intangible assets:  Acquired intangible assets were as follows at year-end:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$674	$738	$626

Aggregate amortization expense was $48 for 2021 and $62 for 2020.
Estimated amortization expense for each of the next five years:

2022	$35
2023	21
2024	8
2025	—
2026	—
Total	$64